Annual Total Returns [BarChart] - AMG Veritas Asia Pacific Fund - Class N	May 24, 2021
Bar Chart Table:
Annual Return 2011	3.40%
Annual Return 2012	10.35%
Annual Return 2013	45.06%
Annual Return 2014	1.22%
Annual Return 2015	(0.54%)
Annual Return 2016	13.11%
Annual Return 2017	20.25%
Annual Return 2018	(3.76%)
Annual Return 2019	25.69%
Annual Return 2020	38.74%